Lease liability (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Discount rate	6.025%
Average Period	14 years 7 months 6 days
Recoverable taxes	$ 563
Lease liabilities	$ 43,352	$ 37,149
Scenario Previously Report [Member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Discount rate	4.9995%
Average Period	4 years 4 months 24 days
Recoverable taxes	$ 272
Lease liabilities	$ 12,038	9,875
Scenario Previously Report [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.2721%
Average Period	3 years 8 months 12 days
Recoverable taxes	$ 60
Lease liabilities	$ 652	440
After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Discount rate	5.3131%
Average Period	2 years 10 months 24 days
Lease liabilities	$ 1,015	964
After Readjustment [Member] | Vessels [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	12.9138%
Average Period	2 years 7 months 6 days
Recoverable taxes	$ 140
Lease liabilities	$ 1,510	1,313
After Readjustment [Member] | Others [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	11.6808%
Average Period	4 years 1 month 6 days
Recoverable taxes	$ 63
Lease liabilities	$ 686	531
After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Discount rate	6.4614%
Average Period	18 years 4 months 24 days
Lease liabilities	$ 26,612	23,292
After Readjustment [Member] | Properties [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.145%
Average Period	24 years 9 months 18 days
Recoverable taxes	$ 28
Lease liabilities	$ 839	$ 734